Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2025	2024
	USD	USD
Value added tax recoverable	398,694	275,765
Deposits	151,341	111,749
Prepaid expenses	108,894	50,981
Payment on behalf of others	3,303	3,337
Receivable from disposal of a vehicle	-	83,939
Others	2,795	13,760
Prepaid expenses and other current assets	665,027	539,531